PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2021
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

5.PROPERTY AND EQUIPMENT, NET

Property and equipment, net consist of the following:

	As of December 31,
	2020	2021
Cost:
Buildings	247	305
Leasehold improvements	9,542	10,467
Furniture, fixtures and equipment	2,008	2,348
Motor vehicles	1	3
	11,798	13,123
Less: Accumulated depreciation	5,764	6,845
	6,034	6,278
Construction in progress	648	778
Property and equipment, net	6,682	7,056

Depreciation expense was RMB967, RMB1,219 and RMB1,352 for the years ended December 31, 2019, 2020 and 2021, respectively.

The Group occasionally demolishes certain leased hotels due to local government zoning requirements, which typically results in receiving compensation from the government.